Stock-Based Compensation (Details) - Schedule of Assumptions used in Estimating Fair Value of Stock Options - Share-Based Payment Arrangement, Option [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stock-Based Compensation (Details) - Schedule of Assumptions used in Estimating Fair Value of Stock Options [Line Items]
Volatility	126.00%	96.50%
Expected term (years)	5 years 10 days	5 years
Risk-free interest rate	3.09%	2.27%
Expected dividend yield	0.00%	0.00%